Accounting principles	12 Months Ended
Dec. 31, 2023
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Accounting principles

Note 2. Accounting principles

2.1 Basis of preparation

The Consolidated Financial Statements of Cellectis as of and for the year ended December 31, 2023 were approved by our Board of Directors on April 29, 2024.

Our Consolidated Financial Statements are presented in thousand U.S. dollars.

The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and in conformity with IFRS as endorsed by the European Union.

The Consolidated Financial Statements have been prepared using the historical cost measurement basis except for certain assets and liabilities that are measured at fair value in accordance with IFRS.

IFRS include International Financial Reporting Standards(“IFRS”), International Accounting Standards (“the IAS”), as well as the interpretations issued by the Standards Interpretation Committee (“the SIC”), and the International Financial Reporting Interpretations Committee(“IFRIC”). The significant accounting methods used to prepare the Consolidated Financial Statements are described below.

Application of new or amended standards or new amendments

The following pronouncements and related amendments have been adopted by us from January 1, 2023 but had no significant impact on the Consolidated Financial Statements:

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IFRS 17 Insurance Contracts (including Amendments to IFRS 17 issued in June 2020 and Amendment to IFRS 17 - Initial Application of IFRS 17 and IFRS 9 – Comparative Information issued in December 2021) (issued in May 2017 and Effective for the accounting periods as of January 1, 2023)
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Amendments to IAS 1 – Classification of Liabilities as Current or Non-current (issued in July 2020 and Effective for the accounting periods as of January 1, 2023)
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Amendments to IAS 8 – Definition of Accounting Estimates (issued on 12 February 2021 and Effective for the accounting periods as of January 1, 2023)
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Amendments to IAS 1 and IFRS Practice Statement 2 –Disclosure of Accounting Policies (issued in March 2021 and Effective for the accounting periods as of January 1, 2023)
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Amendments to IAS 12 – Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (issued in May 2021 and Effective for the accounting periods as of January 1, 2023)

Standards, interpretations and amendments issued but not yet effective

The following pronouncements and related amendments are applicable for first quarter accounting periods beginning after January 1, 2024, as specified below. We do not anticipate that the adoption of these pronouncements and amendments will have a material impact on our results of operations, financial position or cash flows.

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Amendments to IAS 1 regarding the classification of liabilities (issued in January 2020 and Effective for the accounting periods as of January 1, 2024)
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Amendments to IAS 1 regarding the classification of debt with covenants (issued in October 2022 and Effective for the accounting periods as of January 1, 2024)
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Amendment to IFRS 16 to “clarify how a seller-lessee subsequently measures sale and leaseback transactions” (issued in September 2022 and Effective for the accounting periods as of January 1, 2024)

Going concern

The consolidated financial statements were prepared on a going concern basis.

With cash and cash equivalents of $136.7 million as of December 31, 2023, and taking into account the €15.0 million under Tranche B of the €40.0 million Finance Contract with EIB received in January 2024, and the $140 million equity investment we expect to receive pursuant to the Subsequent Investment Agreement, the Company believes its cash and cash equivalents will be sufficient to fund its operations into, assuming receipt of such funds, 2026 and therefore for at least twelve months following the consolidated financial statements’ publication.

Our assessment of the period of time through which our financial resources will be adequate to support our operations is a forward-looking statement and involves uncertainties, and actual results could vary as a result of a number of factors. We have based this estimate on assumptions that may prove to be wrong, and we could use our available capital resources sooner than we currently expect or chose to revise our strategy to extend our cash runway.

2.2 Currency of the financial statements

The Consolidated Financial Statements are presented in U.S. dollars, which differs from the functional currency of Cellectis, which is the euro.

All financial information (unless indicated otherwise) is presented in thousands of U.S. dollars.

The statements of financial position of consolidated entities having a functional currency different from the U.S. dollar are translated into U.S. dollars at the closing exchange rate (spot exchange rate at the statement of financial position date) and the statements of operations, statements of comprehensive income (loss) and statements of cash flow of such consolidated entities are translated at the average period to date exchange rate. The resulting translation adjustments are included in equity under the caption “Currency Translation Adjustments” in the Consolidated Statements of Changes in Shareholders’ Equity.

2.3 Consolidated entities and non-controlling interests

Accounting policy

We control all the legal entities included in the consolidation. An investor controls an investee when the investor is exposed to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Control requires power, exposure to variability of returns and a linkage between the two.

To have power, the investor needs to have existing rights that give it the current ability to direct the relevant activities that significantly affect the investee’s returns.

In order to ascertain control, potential voting rights which are substantial are taken into consideration.

Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary.

All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full consolidation.

The Group ensures that it has control over its consolidated subsidiaries. If the Group loses control of a subsidiary and does not exercise significant influence, the subsidiary is deconsolidated as of the date control is lost.

At the date when control is lost, the Group derecognizes the assets and liabilities of the subsidiary and of any non-controlling interests in the former subsidiary at their carrying amounts, and recognizes the fair value of any consideration received from the transaction that resulted in the loss of control and the fair value of any investment retained in the former subsidiary. The Group recognises any resulting difference as a gain or loss in profit or loss attributable to the parent. The Groupe also reclassifies to profit or loss, or transfer directly to retained earnings if required by other IFRSs, the amounts recognised in other comprehensive income in relation to the subsidiary. This reclassification is made at parent company level.

Investments in associates

Associates are entities in which the Group has significant influence in respect of financial and operating policy decisions, but not control. Significant influence is assessed through voting rights.

Investments in associates are accounted for under the equity method and are initially recognized at cost.

The consolidated financial statements include the Group’s share of the total comprehensive income of associates from the date when significant influence is obtained until the date it ceases.

If the Group’s share of losses exceeds its equity interest, the carrying amount of investments consolidated under the equity method is reduced to zero and the Group ceases to recognize its share of future losses unless the Group has a legal or constructive obligation to bear a portion of future losses or to make payments on behalf of the associate.

2.4 Foreign currencies

Foreign currency transactions and balances

Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rate at the date the transaction first qualifies for recognition. The revaluation is done automatically by the accounting system.

Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the exchange rate effective at the period end date. Differences arising on settlement or translation of monetary items are recognized as financial income or expenses in profit or loss

Non-monetary items that are measured in a foreign currency are translated using the exchange rates at the date of the initial transaction. Non- monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined. Differences arising on translation of non-monetary items are recognized respectively in profit or loss when the change in fair value of the item is recognized in profit or loss and in OCI when the change in fair value of the item is recognized in OCI.

Foreign currency translation

On consolidation the assets and liabilities of foreign operations having a functional currency different from the euro are translated into euros at the period end exchange rate. The income and expenses of foreign operations are translated into euros using the average exchange rate for the reporting period.

Gains and losses arising from currency translation are recognized in other comprehensive loss.

Consolidated financial statements are then converted into U.S. dollars using the method described in Note 2.2.

The difference in effect of exchange rate changes on cash and cash equivalents between the statements of consolidated operations and consolidated cash flows is mainly explained by the following elements:

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the differential between the average exchange rate and the period end rates applied to the cash flows of the period;
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the differential between the opening exchange rates and the period end exchanges rate applied on our opening cash and cash equivalents balance denominated in dollars; and
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the foreign exchange rate impact of the conversion of the financial statements of our US subsidiaries.

2.5 Use of judgment, estimates and assumptions

The preparation of these consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, including the disclosure of contingent liabilities. Actual amounts may differ from those estimates.

The Group’s exposure to risks and uncertainties is disclosed in Note 9.3: Financial instruments risk management and policies.

Estimates and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the period end date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

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Revenue Recognition: Collaboration Agreements and Licenses, Sales of Products and Services (Note 4.1)
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Research Tax Credit (Note 4.1)
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Share-Based Compensation (Note 17)
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Provisions for risks and charges (Note 19)
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Current financial assets (Note 12.1)
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Non Current financial assets (Note 13)
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Impairment tests (Note 6)

2.6 Accounting treatment of significant transactions of the period

We present below the accounting treatment applied in the Consolidated Financial Statements of Cellectis as of and for the year ended December 31, 2023 concerning the collaboration and investment agreements entered into with AstraZeneca. The purpose of this section is to bring together information on these transactions and their accounting treatment in the Group's financial statements. It is supplemented by information on the specific financial statement items impacted by these transactions in the notes to the financial statements dedicated to these items hereafter.

On November 1, 2023, Cellectis and AstraZeneca announced that they entered into a Joint Research and Collaboration Agreement (the “AZ JRCA”) and an Initial Investment Agreement ("IIA").

Pursuant to the AZ JRCA, the parties will collaborate to develop up to 10 novel cell and gene therapy candidate products, selected from a larger pool of potential targets identified by AZ Ireland, for human therapeutic, prophylactic, palliative, and analgesic purposes. Each party will be responsible for performing research and development activities based on research plans to be agreed upon throughout the initial five-year collaboration term under the AZ JRCA.

Pursuant to the IIA, AZ Holdings made an initial equity investment of $80 million in Cellectis by subscribing to 16,000,000 ordinary shares at a price of $5.00 per share (the “Initial Investment”). Following the Initial Investment, AZ Holdings owned approximately 22% of the share capital and 21% of the voting rights of the Company.

Following this first equity investment of AstraZeneca, Cellectis signed on November 14, 2023, a Subsequent Investment Agreement (the "SIA") for an additional equity investment of $140 million by AstraZeneca that is subject to the fulfilment of the closing conditions described hereafter. The additional investment will be made by way of subscription of 10,000,000 “class A” convertible preferred shares and 18,000,000 “class B” convertible preferred shares, in each case at a price of $5.00 per share. Both classes of preferred shares would benefit from a liquidation preference and would be convertible into ordinary shares with the same rights as the outstanding ordinary shares on a one for one basis.

Analysis of the Joint Research Collaboration Agreement

In addition to an upfront payment of $25 million made by AZ Ireland to Cellectis under the AZ JRCA, AZ Ireland will reimburse Cellectis for its budgeted research costs associated with targets identified under the AZ JRCA. Cellectis is also eligible to receive an option exercise fee and development, regulatory and sales-related milestone payments, ranging from $70 million up to $220 million, per each of the 10 candidate products, plus tiered royalties, which may range from mid-single to low-double digits, based on the sale of Licensed Products (as defined in the JRCA).

As part of our analysis of the AZ JRCA under IFRS 15 requirements, we concluded that the $25 million upfront payment is to be included in the transaction price at contract inception and allocated to each research activity performance obligations in proportion to their stand-alone selling price. As at December 31, 2023, no Research Plan (as defined in the AZ JRCA), which provides a framework for research activities, had started, and therefore we have not recognized any revenue related to research activity performance obligation. As a result, the entire $25 million upfront payment received in November 2023 is recorded within deferred income and contract liabilities at December 31, 2023.

Interdependence of the Initial Investment Agreement and the Subsequent Investment Agreement with the AZ JRCA

The IIA and the AZ JRCA were both signed on November 1, 2023, and the SIA was subsequently signed on November 14, 2023. The IIA, SIA and AZ JRCA were negotiated concurrently, and the execution of the IIA was a condition to the signing of the AZ JRCA. In addition, for both the IIA and the SIA, the price per share pursuant to such agreements was set at a level significantly higher than the quoted price for the Company’s ordinary shares at their respective signing dates.

Considering all these factors, we concluded that in accordance with IFRS standards, the IIA, SIA and AZ JRCA are accounted for as a single transaction as they were not negotiated based upon independently based market conditions.

Therefore, in accordance with applicable accounting standards, we allocated a portion of the proceeds received from AstraZeneca under the IIA and the initial fair value of the derivative recognized for the SIA to the AZ JRCA as additional consideration for the services to be rendered under the AZ JRCA, which is recorded as deferred revenue.

To estimate the portion of the share purchase price that exceeds fair value, we first assessed the fair value of both investment agreements at the date of initial recognition (i.e., on November 1, 2023 for the IIA and on November 14, 2023 for the SIA) and allocated to the AZ JRCA a portion of the share purchase proceeds equal to the difference between this initial fair value determination and the transaction price. As the proceeds from the SIA were zero at inception on November 14, 2023, the initial fair value of the SIA is allocated in full to the AZ JRCA.

The fair value of the IIA at the initial recognition date was determined on the basis of Cellectis' share price at the date of signature, as follows:

As of November 1, 2023
Number of shares issued	16,000,000
Spot share price (in €)	2.63
Spot foreign exchange rate	1.05
Fair value of shares in $ thousands	44,272
Proceeds received in $ thousands	80,000
Proceeds reallocated to the JRCA in $ thousands	35,728

The valuation method and parameters used to estimate the fair value of the SIA at initial recognition date is detailed in the section "Accounting treatment of the Subsequent Investment Agreement" below. The initial fair value of the SIA was $48.4 million.

In accordance with applicable IFRS standards, we allocated $35.7 million of the proceeds received from the sale of ordinary shares pursuant to the IIA to the AZ JRCA and $48.4 million, representing the fair value of the derivative pursuant to the SIA to the AZ JRCA.

As the additional consideration is fixed from the inception of the IIA and SIA, it is reflected in the AZ JRCA transaction price from inception and recorded as deferred revenue totaling $84.1 million. The corresponding income will be recognized as revenue in profit and loss, in accordance with the characteristics of AZ JRCA performance obligations, when satisfied. For the year ended December 31, 2023, no corresponding performance obligations have been satisfied.

Accounting treatment of the Subsequent Investment Agreement

At signing date of the SIA, the closing of this additional equity investment was subject to:

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the approval of the extraordinary general meeting of the shareholders of Cellectis. The meeting was held on December 22, 2023 and approved the creation of the convertible preferred shares “class A” and “class B” and the delegation of its share capital increase power to the Board of Directors,
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clearance of such investment from the French Ministry of Economy according to the foreign direct investment French regulations, and
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other customary closing conditions.

As these preferred shares include no contractual obligation to deliver cash or another financial asset or to exchange financial assets or financial liabilities under conditions that are potentially unfavorable to the issuer, they meet the definition of equity instruments as per IAS 32.16,

This contract meets all derivatives criteria since its value changes depending on the listed price of Cellectis' ordinary shares, it requires no initial investment as the rights and obligations will be performed on the closing date and it is to be settled at a future date that is expected to occur by March 31, 2024. This contract does not meet the “fixed for fixed” condition set in IAS 32.16 and 22 since it will be settled by the exchange of a fixed amount in a currency that is not the functional currency of the Company for a fixed number of equity instruments.

Based on these factors, the SIA is a derivative and shall therefore be recognized according to the principles of IFRS 9, under which the derivative instrument is recognized at its fair value with any subsequent change of fair value recognized in profit and loss.

On the closing date of the SIA (i.e. upon completion of the additional investment), the cash received will be recognized on the balance sheet, the derivative will be derecognized, and any difference between the cash received and the fair value of the derivative at closing date will be recognized against share premium and share capital.

Valuation of the derivative

On November 14, 2023, the execution of the SIA does constitute a commitment by AstraZeneca and does not constitute a firm commitment by Cellectis to deliver the shares as completion of the transaction is still subject to conditions precedent, including the approval by the Cellectis shareholders' general meeting. The general meeting called to vote on this transaction was held on December 22, 2023, and approval was approved.

Based on this fact pattern, we value the SIA at initial recognition as a put option held by Cellectis with a maturity on the date of the general meeting. From the date of approval at Cellectis' general meeting, we value the SIA as a forward sale of new shares, with a maturity on the expected date of completion of the investment. The absence of dividends and the short residual maturity of the forward sale make the two types of instruments economically similar and this distinction has limited impact on the valuation.

The fair value of the derivative is estimated as follows:

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Based on the expected maturity of the derivative by management, we estimated fair value conditional on completion of the transaction using a valuation model with observable inputs, such as the Cellectis share price, risk-free rate and forward exchange rate. The inputs are detailed in the table below.
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We applied to this conditional fair value a weighting based on management's estimate of the probability of the transaction being completed (i.e. of the remaining conditions precedent being fulfilled). To estimate this probability of occurrence, we have estimated for each condition precedent the probability that it will be fulfilled on the basis of empirical, qualitative and quantitative criteria at each valuation date.

Given the absence of significant movements in the share price on and after November 14, 2023, we consider that the market was already anticipating this investment on November 14, 2023, and consequently that valuations should not be adjusted for dilutive effects.

As the valuation is based on both observable and unobservable inputs (mainly the probability of investment completion and the expected life of the derivative), this is a level 3 instrument under the IFRS 13 fair value hierarchy.

At initial recognition on November 14, 2023, and as of December 31, 2023, assumptions used and estimated fair value are as follows:

	As of November 14, 2023	As of December 31, 2023
Number of shares to be issued	28,000,000	28,000,000
Subscription price (in $)	5.00	5.00
Expected life of derivative (in years)	0.11	0.25
Spot share price (in €)	2.33	2.76
Forward foreign exchange rate at maturity	1.09	1.10
Risk-free rate at maturity	5.7%	5.5%
Volatility	119.6%	n.a.
Probability of transaction completion	72.0%	81.0%
Fair value in $ thousands	48,365	42,694

We performed fair value sensitivity tests on assumptions that are sensitive and require management's judgment (i.e. the probability of investment completion and the expected life of the derivative). The results of these tests are presented below.

Sensitivity of the derivative fair value to the probability of transaction completion

Fair value in $ thousands	As of November 14, 2023	As of December 31, 2023
Probability of transaction completion -2%	47,022	41,640
Expected probability of transaction completion estimated by management	48,365	42,694
Probability of transaction completion +2%	49,709	43,748

Sensitivity of the derivative fair value to the expected life of the derivative

Fair value in $ thousands	As of December 31, 2023
Expected life of derivative +1 month	42,197
Expected life of derivative estimated by management	42,694
Expected life of derivative -1 month	43,194

The sensitivity of the fair value to the expected life of the derivative at the initial recognition date is not presented, as the estimated term of the derivative at that date corresponds to the date of the Cellectis shareholders' meeting called to authorize the transaction, which is already a fixed and known date.

At initial recognition, the fair-value measurement of the derivative is $48.4 million. The fair value of this instrument has been remeasured on December 31, 2023 and amounts to $42.7 million. The difference in fair value measurement of 5.7 million has been recognized in financial expense.